Taxes - Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
U.S. federal	$ 218
U.S. state and local	92
Income taxes paid—net of refunds received	1,948	$ 1,723	$ 1,564
Brazil
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-U.S.	197
Japan
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-U.S.	154
Singapore
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-U.S.	113
All other non-U.S.
Income Tax Paid, by Individual Jurisdiction [Line Items]
Non-U.S.	$ 1,174